ADVANCED SERIES TRUST

AST AB Global Bond Portfolio

Supplement dated July 13, 2020 to the

Currently Effective Summary Prospectus

This supplement should be read in conjunction with the currently effective Summary Prospectus (the Summary Prospectus) for the AST AB Global Bond Portfolio (the Portfolio) and should be retained for future reference. The Portfolio discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms herein that are not otherwise defined shall have the meanings given to them in the Summary Prospectus.

Amended Subadvisory Agreement for the Portfolio and New Management Fee Waiver

The Board of Trustees of the Trust recently approved amending the subadvisory agreement between PGIM Investments LLC and AllianceBernstein L.P. to reflect a new subadvisory fee schedule for the Portfolio. In addition, the Manager has agreed to a new management fee waiver for the Portfolio. These changes are effective as of June 1, 2020.

To reflect these changes, the Summary Prospectus for the Portfolio is hereby revised as follows, effective as of June 1, 2020:

I.The following table hereby replaces the "Annual Portfolio Operating Expenses" table in the "PORTFOLIO FEES AND EXPENSES" section in the Summary Prospectus for the Portfolio:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.62%
+Distribution and/or Service Fees (12b-1 Fees)	0.25%
+Other Expenses	0.03%
=Total Annual Portfolio Operating Expenses	0.90%
-Fee Waiver and/or Expense Reimbursement	(0.02)%
=Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense	0.88%
Reimbursement(1)

(1)The Manager has contractually agreed to waive 0.0156% of its investment management fee through June 30, 2021. This arrangement may not be terminated or modified without the prior approval of the Trust's Board of Trustees.

II.The following table hereby replaces the "EXAMPLE" table in the "PORTFOLIO FEES AND EXPENSES" section in the Summary Prospectus for the Portfolio:

	1 Year	3 Years	5 Years	10 Years
AST AB Global Bond	$90	$285	$497	$1,106

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

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